Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated August 28, 2024 to the REALPATH® Blend Funds Prospectus (the “Prospectus”), and
the Statement of Additional Information (the “SAI”), each dated October 30, 2023, each as supplemented from time to time
Reorganization of PIMCO REALPATH® Blend 2025 Fund with and into
PIMCO REALPATH® Blend Income Fund
As described in the Prospectus, as the PIMCO REALPATH® Blend 2025 Fund (the “2025 Fund”) reaches the target year indicated in its name, the 2025 Fund may be combined with the PIMCO REALPATH® Blend Income Fund (the “RPB Income Fund,” and together with the 2025 Fund, the “Funds”), provided that the PIMCO Equity Series’ Board of Trustees (the “Board”) determines that the combination would be in the best interests of the 2025 Fund and its shareholders. The Board has approved the reorganization of the 2025 Fund with and into the RPB Income Fund (the “Reorganization”). Under the Reorganization: (1) the assets of the 2025 Fund will be transferred to the RPB Income Fund in exchange solely for shares of the RPB Income Fund and the assumption of the 2025 Fund’s liabilities; and (2) the shares of the RPB Income Fund received by the 2025 Fund will be distributed by the 2025 Fund to its shareholders in complete liquidation of the 2025 Fund and in cancellation of all of the 2025 Fund’s shares. The Reorganization does not require shareholder approval.
The Board, including the Trustees who are not deemed to be “interested persons” of PIMCO Equity Series (the “Trust”) as defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. The Board considered multiple factors, including, but not limited to, the Funds’ identical investment objectives, principal investment strategies, principal risks and distribution schedules and the fact that the Funds are managed by the same portfolio managers.
In addition, the Board considered that, as of the most recent fiscal year end (June 30, 2024), the RPB Income Fund paid the same management fees, distribution and service (12b‑1) fees and “Other Expenses” as the 2025 Fund. However, shareholders of each class of the RPB Income Fund incurred “Acquired Fund Fees and Expenses” (or “AFFE”) that was .03% higher than the AFFE for the 2025 Fund. As the 2025 Fund approaches its target date, its holdings will become more closely aligned to those of the RPB Income Fund. At the time of the Reorganization – on or about January 10, 2025 – the 2025 Fund’s holdings are expected to be substantially identical to those of the RPB Income Fund. As such, at the time of the Reorganization, the differences between the 2025 Fund and the RPB Income Fund investments that gave rise to higher AFFE for the RPB Income Fund as of June 30, 2024 are expected to no longer be present. Accordingly, although as of the last fiscal year end, the RPB Income Fund’s annual operating expenses were higher than those of the 2025 Fund, going forward from the time of the Reorganization if the two Funds were to continue operating separately, the two Funds would be expected to generate substantially identical AFFE in light of their substantially identical investments. In that sense, PIMCO takes the view that the Reorganization would not have any practical effect on either Fund’s annual operating expenses.
The Reorganization is expected to occur on January 10, 2025, or on such other date as determined by appropriate officers of the Trust (the “Closing Date”). Purchases of 2025 Fund shares will be accepted up to and including the Closing Date. After the close of business on the Closing Date, each 2025 Fund shareholder will become the owner of a number of full and fractional shares of the RPB Income Fund of the same class of shares that the shareholder held in the 2025 Fund immediately prior to the Reorganization and will no longer own shares of the 2025 Fund. The number of full and fractional shares of the RPB Income Fund that a 2025 Fund shareholder will receive in the Reorganization will be equal in value to the value of such shareholder’s shares in the 2025 Fund as of the close of business of the New York Stock Exchange on the Closing Date on a class by class basis. All issued and outstanding shares of the 2025 Fund simultaneously will be cancelled on the books of the 2025 Fund. 2025 Fund shareholders who do not wish to own RPB Income Fund shares may: (1) redeem 2025 Fund shares; or (2) exchange 2025 Fund shares for shares of another series of the Trust prior to the Closing Date, as described in the Prospectus and SAI.
It is anticipated that the Reorganization will qualify as a tax‑free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization. Qualification of the Reorganization as a tax‑free transaction means, among other things, that no gain or loss will be recognized under the Internal Revenue Code of 1986, as amended, by the 2025 Fund (except for any gain or loss from the close of the 2025 Fund’s taxable year or transfers of certain assets) or by the shareholders of the 2025 Fund as a result of the Reorganization, and that each shareholder’s aggregate tax basis for federal income tax purposes in the RPB Income Fund’s shares received in the Reorganization will be the same as the shareholder’s aggregate tax basis immediately before the transaction in the shares of the 2025 Fund exchanged therefor.
Comparison of Fees and Expenses
Each Fund has registered Institutional Class, Administrative Class, Class A and Class R shares. However, neither Fund’s Class R shares have commenced operations and both Funds’ Administrative Class shares have been liquidated, and as such, there are no Class R or Administrative Class shareholders or assets attributable to Class R or Administrative Class shares for either Fund. As discussed below, the Board has approved the termination of the 2025 Fund’s Class R shares, effective immediately.
As discussed above, as of the most recent fiscal year end (June 30, 2024), the RPB Income Fund paid the same management fees, distribution and service (12b‑1) fees and “Other Expenses” as the 2025 Fund. However, shareholders of each class of the RPB Income Fund incurred “Acquired Fund Fees and Expenses” (or “AFFE”) that was .03% higher than the AFFE for the 2025 Fund. As the 2025 Fund approaches its target date, its holdings will become more closely aligned to those of the RPB Income Fund. At the time of the Reorganization – on or about January 10, 2025 – the 2025 Fund’s holdings are expected to be substantially identical to those of the RPB Income Fund. As such, at the time of the Reorganization, the differences between the 2025 Fund and the RPB Income Fund investments that gave rise to higher AFFE for the RPB Income Fund as of June 30, 2024 will no longer be present.
Accordingly, although as of the last fiscal year end, the RPB Income Fund’s annual operating expenses were higher than those of the 2025 Fund, going forward from the time of the Reorganization if the two Funds were to continue operating separately, the two Funds would be expected to generate substantially identical AFFE in light of their substantially identical investments. In that sense, PIMCO takes the view that the Reorganization would not have any practical effect on either Fund’s annual operating expenses.
Please refer to the tables below for a comparison of the total and net fees of each Fund and an explanation of the expense limitation arrangement, which is identical for each Fund.

PIMCO REALPATH® Blend 2025 Fund Annual Fund Operating Expenses	Inst Class	Class A
Management Fees	0.03%	0.23%
Distribution and/or Service (12b‑1) Fees	N/A	0.25%
Other Expenses(1)	0.01%	0.01%
Acquired Fund Fees and Expenses(2)	0.65%	0.65%
Total Annual Fund Operating Expenses	0.69%	1.14%
Fee Waiver and/or Expense Reimbursement(3)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.68%	1.13%

[1]
“Other Expenses” include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”).

[2]
Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.35%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.33% and 0.78% for Institutional Class and Class A shares, respectively.

[3]
PIMCO has contractually agreed, through October 31, 2024, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one‑year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect,

PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty‑six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s Annual Financial and Other Information, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

PIMCO REALPATH® Blend Income Fund Annual Fund Operating Expenses	Inst Class	Class A
Management Fees	0.03%	0.23%
Distribution and/or Service (12b‑1) Fees	N/A	0.25%
Other Expenses(1)	0.01%	0.01%
Acquired Fund Fees and Expenses(2)	0.68%	0.68%
Total Annual Fund Operating Expenses	0.72%	1.17%
Fee Waiver and/or Expense Reimbursement(3)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.71%	1.16%

[1]
“Other Expenses” include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”).

[2]
Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.37%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.34% and 0.79% for Institutional Class and Class A shares, respectively.

[3]
PIMCO has contractually agreed, through October 31, 2024 , to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one‑year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty‑six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s Annual Financial and Other Information, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

The discussion above compares the current total annual operating expenses of each Fund as of June 30, 2024.

PIMCO REALPATH Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated August 28, 2024 to the REALPATH® Blend Funds Prospectus (the “Prospectus”), and
the Statement of Additional Information (the “SAI”), each dated October 30, 2023, each as supplemented from time to time
Reorganization of PIMCO REALPATH® Blend 2025 Fund with and into
PIMCO REALPATH® Blend Income Fund
As described in the Prospectus, as the PIMCO REALPATH® Blend 2025 Fund (the “2025 Fund”) reaches the target year indicated in its name, the 2025 Fund may be combined with the PIMCO REALPATH® Blend Income Fund (the “RPB Income Fund,” and together with the 2025 Fund, the “Funds”), provided that the PIMCO Equity Series’ Board of Trustees (the “Board”) determines that the combination would be in the best interests of the 2025 Fund and its shareholders. The Board has approved the reorganization of the 2025 Fund with and into the RPB Income Fund (the “Reorganization”). Under the Reorganization: (1) the assets of the 2025 Fund will be transferred to the RPB Income Fund in exchange solely for shares of the RPB Income Fund and the assumption of the 2025 Fund’s liabilities; and (2) the shares of the RPB Income Fund received by the 2025 Fund will be distributed by the 2025 Fund to its shareholders in complete liquidation of the 2025 Fund and in cancellation of all of the 2025 Fund’s shares. The Reorganization does not require shareholder approval.
The Board, including the Trustees who are not deemed to be “interested persons” of PIMCO Equity Series (the “Trust”) as defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. The Board considered multiple factors, including, but not limited to, the Funds’ identical investment objectives, principal investment strategies, principal risks and distribution schedules and the fact that the Funds are managed by the same portfolio managers.
In addition, the Board considered that, as of the most recent fiscal year end (June 30, 2024), the RPB Income Fund paid the same management fees, distribution and service (12b‑1) fees and “Other Expenses” as the 2025 Fund. However, shareholders of each class of the RPB Income Fund incurred “Acquired Fund Fees and Expenses” (or “AFFE”) that was .03% higher than the AFFE for the 2025 Fund. As the 2025 Fund approaches its target date, its holdings will become more closely aligned to those of the RPB Income Fund. At the time of the Reorganization – on or about January 10, 2025 – the 2025 Fund’s holdings are expected to be substantially identical to those of the RPB Income Fund. As such, at the time of the Reorganization, the differences between the 2025 Fund and the RPB Income Fund investments that gave rise to higher AFFE for the RPB Income Fund as of June 30, 2024 are expected to no longer be present. Accordingly, although as of the last fiscal year end, the RPB Income Fund’s annual operating expenses were higher than those of the 2025 Fund, going forward from the time of the Reorganization if the two Funds were to continue operating separately, the two Funds would be expected to generate substantially identical AFFE in light of their substantially identical investments. In that sense, PIMCO takes the view that the Reorganization would not have any practical effect on either Fund’s annual operating expenses.
The Reorganization is expected to occur on January 10, 2025, or on such other date as determined by appropriate officers of the Trust (the “Closing Date”). Purchases of 2025 Fund shares will be accepted up to and including the Closing Date. After the close of business on the Closing Date, each 2025 Fund shareholder will become the owner of a number of full and fractional shares of the RPB Income Fund of the same class of shares that the shareholder held in the 2025 Fund immediately prior to the Reorganization and will no longer own shares of the 2025 Fund. The number of full and fractional shares of the RPB Income Fund that a 2025 Fund shareholder will receive in the Reorganization will be equal in value to the value of such shareholder’s shares in the 2025 Fund as of the close of business of the New York Stock Exchange on the Closing Date on a class by class basis. All issued and outstanding shares of the 2025 Fund simultaneously will be cancelled on the books of the 2025 Fund. 2025 Fund shareholders who do not wish to own RPB Income Fund shares may: (1) redeem 2025 Fund shares; or (2) exchange 2025 Fund shares for shares of another series of the Trust prior to the Closing Date, as described in the Prospectus and SAI.
It is anticipated that the Reorganization will qualify as a tax‑free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization. Qualification of the Reorganization as a tax‑free transaction means, among other things, that no gain or loss will be recognized under the Internal Revenue Code of 1986, as amended, by the 2025 Fund (except for any gain or loss from the close of the 2025 Fund’s taxable year or transfers of certain assets) or by the shareholders of the 2025 Fund as a result of the Reorganization, and that each shareholder’s aggregate tax basis for federal income tax purposes in the RPB Income Fund’s shares received in the Reorganization will be the same as the shareholder’s aggregate tax basis immediately before the transaction in the shares of the 2025 Fund exchanged therefor.
Comparison of Fees and Expenses
Each Fund has registered Institutional Class, Administrative Class, Class A and Class R shares. However, neither Fund’s Class R shares have commenced operations and both Funds’ Administrative Class shares have been liquidated, and as such, there are no Class R or Administrative Class shareholders or assets attributable to Class R or Administrative Class shares for either Fund. As discussed below, the Board has approved the termination of the 2025 Fund’s Class R shares, effective immediately.
As discussed above, as of the most recent fiscal year end (June 30, 2024), the RPB Income Fund paid the same management fees, distribution and service (12b‑1) fees and “Other Expenses” as the 2025 Fund. However, shareholders of each class of the RPB Income Fund incurred “Acquired Fund Fees and Expenses” (or “AFFE”) that was .03% higher than the AFFE for the 2025 Fund. As the 2025 Fund approaches its target date, its holdings will become more closely aligned to those of the RPB Income Fund. At the time of the Reorganization – on or about January 10, 2025 – the 2025 Fund’s holdings are expected to be substantially identical to those of the RPB Income Fund. As such, at the time of the Reorganization, the differences between the 2025 Fund and the RPB Income Fund investments that gave rise to higher AFFE for the RPB Income Fund as of June 30, 2024 will no longer be present.
Accordingly, although as of the last fiscal year end, the RPB Income Fund’s annual operating expenses were higher than those of the 2025 Fund, going forward from the time of the Reorganization if the two Funds were to continue operating separately, the two Funds would be expected to generate substantially identical AFFE in light of their substantially identical investments. In that sense, PIMCO takes the view that the Reorganization would not have any practical effect on either Fund’s annual operating expenses.
Please refer to the tables below for a comparison of the total and net fees of each Fund and an explanation of the expense limitation arrangement, which is identical for each Fund.

PIMCO REALPATH® Blend 2025 Fund Annual Fund Operating Expenses	Inst Class	Class A
Management Fees	0.03%	0.23%
Distribution and/or Service (12b‑1) Fees	N/A	0.25%
Other Expenses(1)	0.01%	0.01%
Acquired Fund Fees and Expenses(2)	0.65%	0.65%
Total Annual Fund Operating Expenses	0.69%	1.14%
Fee Waiver and/or Expense Reimbursement(3)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.68%	1.13%

[1]
“Other Expenses” include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”).

[2]
Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.35%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.33% and 0.78% for Institutional Class and Class A shares, respectively.

[3]
PIMCO has contractually agreed, through October 31, 2024, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one‑year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect,

PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty‑six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s Annual Financial and Other Information, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

The discussion above compares the current total annual operating expenses of each Fund as of June 30, 2024.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s Annual Financial and Other Information, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
PIMCO REALPATH Blend 2025 Fund | Inst Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[4]
PIMCO REALPATH Blend 2025 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[4]
PIMCO REALPATH Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement Dated August 28, 2024 to the REALPATH® Blend Funds Prospectus (the “Prospectus”), and
the Statement of Additional Information (the “SAI”), each dated October 30, 2023, each as supplemented from time to time
Reorganization of PIMCO REALPATH® Blend 2025 Fund with and into
PIMCO REALPATH® Blend Income Fund
As described in the Prospectus, as the PIMCO REALPATH® Blend 2025 Fund (the “2025 Fund”) reaches the target year indicated in its name, the 2025 Fund may be combined with the PIMCO REALPATH® Blend Income Fund (the “RPB Income Fund,” and together with the 2025 Fund, the “Funds”), provided that the PIMCO Equity Series’ Board of Trustees (the “Board”) determines that the combination would be in the best interests of the 2025 Fund and its shareholders. The Board has approved the reorganization of the 2025 Fund with and into the RPB Income Fund (the “Reorganization”). Under the Reorganization: (1) the assets of the 2025 Fund will be transferred to the RPB Income Fund in exchange solely for shares of the RPB Income Fund and the assumption of the 2025 Fund’s liabilities; and (2) the shares of the RPB Income Fund received by the 2025 Fund will be distributed by the 2025 Fund to its shareholders in complete liquidation of the 2025 Fund and in cancellation of all of the 2025 Fund’s shares. The Reorganization does not require shareholder approval.
The Board, including the Trustees who are not deemed to be “interested persons” of PIMCO Equity Series (the “Trust”) as defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. The Board considered multiple factors, including, but not limited to, the Funds’ identical investment objectives, principal investment strategies, principal risks and distribution schedules and the fact that the Funds are managed by the same portfolio managers.
In addition, the Board considered that, as of the most recent fiscal year end (June 30, 2024), the RPB Income Fund paid the same management fees, distribution and service (12b‑1) fees and “Other Expenses” as the 2025 Fund. However, shareholders of each class of the RPB Income Fund incurred “Acquired Fund Fees and Expenses” (or “AFFE”) that was .03% higher than the AFFE for the 2025 Fund. As the 2025 Fund approaches its target date, its holdings will become more closely aligned to those of the RPB Income Fund. At the time of the Reorganization – on or about January 10, 2025 – the 2025 Fund’s holdings are expected to be substantially identical to those of the RPB Income Fund. As such, at the time of the Reorganization, the differences between the 2025 Fund and the RPB Income Fund investments that gave rise to higher AFFE for the RPB Income Fund as of June 30, 2024 are expected to no longer be present. Accordingly, although as of the last fiscal year end, the RPB Income Fund’s annual operating expenses were higher than those of the 2025 Fund, going forward from the time of the Reorganization if the two Funds were to continue operating separately, the two Funds would be expected to generate substantially identical AFFE in light of their substantially identical investments. In that sense, PIMCO takes the view that the Reorganization would not have any practical effect on either Fund’s annual operating expenses.
The Reorganization is expected to occur on January 10, 2025, or on such other date as determined by appropriate officers of the Trust (the “Closing Date”). Purchases of 2025 Fund shares will be accepted up to and including the Closing Date. After the close of business on the Closing Date, each 2025 Fund shareholder will become the owner of a number of full and fractional shares of the RPB Income Fund of the same class of shares that the shareholder held in the 2025 Fund immediately prior to the Reorganization and will no longer own shares of the 2025 Fund. The number of full and fractional shares of the RPB Income Fund that a 2025 Fund shareholder will receive in the Reorganization will be equal in value to the value of such shareholder’s shares in the 2025 Fund as of the close of business of the New York Stock Exchange on the Closing Date on a class by class basis. All issued and outstanding shares of the 2025 Fund simultaneously will be cancelled on the books of the 2025 Fund. 2025 Fund shareholders who do not wish to own RPB Income Fund shares may: (1) redeem 2025 Fund shares; or (2) exchange 2025 Fund shares for shares of another series of the Trust prior to the Closing Date, as described in the Prospectus and SAI.
It is anticipated that the Reorganization will qualify as a tax‑free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization. Qualification of the Reorganization as a tax‑free transaction means, among other things, that no gain or loss will be recognized under the Internal Revenue Code of 1986, as amended, by the 2025 Fund (except for any gain or loss from the close of the 2025 Fund’s taxable year or transfers of certain assets) or by the shareholders of the 2025 Fund as a result of the Reorganization, and that each shareholder’s aggregate tax basis for federal income tax purposes in the RPB Income Fund’s shares received in the Reorganization will be the same as the shareholder’s aggregate tax basis immediately before the transaction in the shares of the 2025 Fund exchanged therefor.
Comparison of Fees and Expenses
Each Fund has registered Institutional Class, Administrative Class, Class A and Class R shares. However, neither Fund’s Class R shares have commenced operations and both Funds’ Administrative Class shares have been liquidated, and as such, there are no Class R or Administrative Class shareholders or assets attributable to Class R or Administrative Class shares for either Fund. As discussed below, the Board has approved the termination of the 2025 Fund’s Class R shares, effective immediately.
As discussed above, as of the most recent fiscal year end (June 30, 2024), the RPB Income Fund paid the same management fees, distribution and service (12b‑1) fees and “Other Expenses” as the 2025 Fund. However, shareholders of each class of the RPB Income Fund incurred “Acquired Fund Fees and Expenses” (or “AFFE”) that was .03% higher than the AFFE for the 2025 Fund. As the 2025 Fund approaches its target date, its holdings will become more closely aligned to those of the RPB Income Fund. At the time of the Reorganization – on or about January 10, 2025 – the 2025 Fund’s holdings are expected to be substantially identical to those of the RPB Income Fund. As such, at the time of the Reorganization, the differences between the 2025 Fund and the RPB Income Fund investments that gave rise to higher AFFE for the RPB Income Fund as of June 30, 2024 will no longer be present.
Accordingly, although as of the last fiscal year end, the RPB Income Fund’s annual operating expenses were higher than those of the 2025 Fund, going forward from the time of the Reorganization if the two Funds were to continue operating separately, the two Funds would be expected to generate substantially identical AFFE in light of their substantially identical investments. In that sense, PIMCO takes the view that the Reorganization would not have any practical effect on either Fund’s annual operating expenses.
Please refer to the tables below for a comparison of the total and net fees of each Fund and an explanation of the expense limitation arrangement, which is identical for each Fund.

PIMCO REALPATH® Blend Income Fund Annual Fund Operating Expenses	Inst Class	Class A
Management Fees	0.03%	0.23%
Distribution and/or Service (12b‑1) Fees	N/A	0.25%
Other Expenses(1)	0.01%	0.01%
Acquired Fund Fees and Expenses(2)	0.68%	0.68%
Total Annual Fund Operating Expenses	0.72%	1.17%
Fee Waiver and/or Expense Reimbursement(3)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.71%	1.16%

[1]
“Other Expenses” include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”).

[2]
Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.37%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.34% and 0.79% for Institutional Class and Class A shares, respectively.

[3]
PIMCO has contractually agreed, through October 31, 2024 , to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one‑year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty‑six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s Annual Financial and Other Information, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

The discussion above compares the current total annual operating expenses of each Fund as of June 30, 2024.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2024
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s Annual Financial and Other Information, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
PIMCO REALPATH Blend Income Fund | Inst Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%	[4]
PIMCO REALPATH Blend Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[4]

[1]	“Other Expenses” include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”).
[2]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.35%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.33% and 0.78% for Institutional Class and Class A shares, respectively.
[3]	PIMCO has contractually agreed, through October 31, 2024, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s Annual Financial and Other Information, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.37%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.34% and 0.79% for Institutional Class and Class A shares, respectively.
[6]	PIMCO has contractually agreed, through October 31, 2024 , to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one‑year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty‑six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.